SHARE-BASED COMPENSATION (Schedule of Awards Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	1,998,282	616,390	203,721
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value on grant date	$ 1.09		$ 1.52
May 6, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	20,814
Expiration date	May 06, 2029
Exercise price	$ 2.68
Fair value on grant date	$ 2.01
Share based expenses	$ 42
August 5, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	30,338
Expiration date	Aug. 05, 2029
Exercise price	$ 2.15
Fair value on grant date	$ 1.48
Share based expenses	$ 45
November 4, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	22,930
Expiration date	Nov. 04, 2029
Exercise price	$ 1.85
Fair value on grant date	$ 1.37
Share based expenses	$ 31
December 12, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	129,639
Expiration date	Dec. 12, 2029
Exercise price	$ 1.93
Fair value on grant date	$ 1.14
Share based expenses	$ 148
December 12, 2019 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	55,560
Expiration date	Dec. 12, 2029
Fair value on grant date	$ 1.52
Share based expenses	$ 84
March 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	7,938
Expiration date	Mar. 05, 2030
Exercise price	$ 1.82
Fair value on grant date	$ 1.17
Share based expenses	$ 9
May 27, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	2,646
Expiration date	May 27, 2030
Exercise price	$ 0.59
Fair value on grant date	$ 0.42
Share based expenses	$ 1
August 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	357,522
Expiration date	Aug. 05, 2030
Exercise price	$ 0.60
Fair value on grant date	$ 0.49
Share based expenses	$ 174
November 17, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	20,638
Expiration date	Nov. 17, 2030
Exercise price	$ 0.32
Fair value on grant date	$ 0.21
Share based expenses	$ 4
December 10, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	225,000
Expiration date	Dec. 10, 2030
Exercise price	$ 0.36
Fair value on grant date	$ 0.27
Share based expenses	$ 62
March 17, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	25,400
Expiration date	Mar. 17, 2031
Exercise price	$ 2.27
Fair value on grant date	$ 2.14
Share based expenses	$ 54
May 11, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	17,992
Expiration date	May 11, 2031
Exercise price	$ 1.59
Fair value on grant date	$ 2.27
Share based expenses	$ 23
August 4, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	733,868
Expiration date	Aug. 04, 2031
Exercise price	$ 1.23
Fair value on grant date	$ 0.92
Share based expenses	$ 382
August 4, 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	300,000
Expiration date	Aug. 04, 2031
Fair value on grant date	$ 1.09
Share based expenses	$ 327
September 13, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	15,000
Expiration date	Sep. 13, 2031
Exercise price	$ 1.05
Fair value on grant date	$ 0.85
Share based expenses	$ 13
September 20, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	25,000
Expiration date	Sep. 20, 2031
Exercise price	$ 1.03
Fair value on grant date	$ 0.81
Share based expenses	$ 20
November 2, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	31,022
Expiration date	Nov. 02, 2031
Exercise price	$ 1.11
Fair value on grant date	$ 0.95
Share based expenses	$ 31
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	766,667
Expiration date	Dec. 09, 2031
Exercise price	$ 1.34
Fair value on grant date	$ 0.65
Share based expenses	$ 497
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted	383,333
Expiration date	Dec. 09, 2031
Exercise price	$ 1.34
Fair value on grant date	$ 0.66
Share based expenses	$ 252